Equity and Debt Financing Agreements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Equity And Debt Financing Agreements
Schedule of Short-term Debt

Short-term convertible debt as of June 30, 2016 is as follows (In thousands):

	Notes	Accrued Interest	Total

Convertible notes with accrued interest accounted for as stock settled debt	$494	$11	$505
Conversion premiums	247	—	247
	741	11	752

Convertible notes with embedded derivatives	6,029	787	6,816
Derivative discounts	(3,053)	—	(3,053)
	2,976	787	3,763

Original issue discounts and loan fee discounts	(453)	—	(453)
	$3,264	$798	$4,062

Short-term convertible debt for the years ended December 31, 2015 and 2014 are as follows (In thousands):

	2015			2014
	Notes	Accrued Interest	Total	Notes	Accrued Interest	Total

Convertible notes with accrued interest accounted for as stock settled debt	$200	$—	$200	$534	$47	$581
Conversion premiums	—	—	—	237	—	237
	200	—	200	771	47	818

Convertible notes with embedded derivatives	5,984	650	6,634	1,900	68	1,968
Derivative discounts	(4,054)	—	(4,054)	(1,038)	—	(1,038)
	1,930	650	2,580	862	68	930

Original issue discounts and loan fee discounts	(652)	—	(652)	(221)	—	(221)
	$1,478	$650	$2,128	$1,412	$115	$1,527

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques

The Company calculated the estimated fair values of the liabilities for embedded conversion option derivative instruments at the original note inception dates and as of June 30, 2016 using the Black-Scholes option pricing model using the share prices of the Company’s stock on the dates of valuation and using the following ranges for volatility, expected term and the risk free interest rate at each respective valuation date, no dividend has been assumed for any of the periods:

	Note Inception Date	June 30, 2016
Volatility	188 - 374%	186%
Expected Term	0.4 – 2.0 years	0.01 – 1.5 years
Risk Free Interest Rate	0.12 - 2%	0.45%

	Note Inception Date	December 31, 2015	December 31, 2014
Volatility	195 - 374%	217%	235%
Expected Term	0.4 - 1.50 years	0.03 - 1.46 years	0.03 - 1.40 years
Risk Free Interest Rate	0.21 - 2.0%	0.65%	0.12 - 2%

Fair Value Option Quantitative Disclosures

The following reflects the initial fair value on the note inception dates and changes in fair value through June 30, 2016:

Embedded conversion option liability fair value as of December 31, 2015	$7,786
Note inception date fair value allocated to debt discount	1,587
Note inception date fair value allocated to other expense	772
Reclassification of derivative liability to equity upon debt conversion	(1,876)
Change in fair value during six months ended June 30, 2016	(1,119)
Embedded conversion option liability fair value as of June 30, 2016	$7,150

The following reflects the initial fair value on the note inception dates in 2015 and 2014 and changes in fair value through December 31:

	2015	2014
Balance, January 1	$2,151,502	$-
Note inception date fair value allocated to debt discount	6,329,600	2,160,700
Note inception date fair value allocated to other expense	3,647,873	681,137
Reclassification of derivative liability to equity upon debt conversion	(3,122,354)	(207,608)
Change in fair value	(1,220,797)	(482,727)
Embedded conversion option liability fair value	$7,785,824	$2,151,502

Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

The following tables summarize our financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2016:

	Balance at June 30, 2016	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Liabilities:
Fair value of liability for embedded conversion option derivative instruments	$7,150	$-	$-	$7,150

The following tables summarize our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2015:

		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Balance at December 31, 2014:
Liabilities:
Fair value of liability for embedded conversion option derivative instruments	$2,151,502	$-	$-	$2,151,502

Balance at December 31, 2015:
Liabilities:
Fair value of liability for embedded conversion option derivative instruments	$7,785,824	$-	$-	$7,785,824